ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other liabilities consisted of the following:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Accrued other operating expenses	1,469	7,889	1,238
Others	—	736	115
	1,469	8,625	1,353